Statements of Assets and Liabilities - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment in Bitcoin, at fair value (cost $72,711,093 and $72,751,781, respectively)	$ 207,588,327	$ 180,982,533	$ 115,545,433
Cash	203	322	370
Other assets	92,963	62,381	76,531
Total assets	207,681,493	181,045,236	115,622,334
Liabilities
Management Fee payable	83,551	75,278	48,081
Due to Sponsor	203	322	370
Other payable	222,389	190,153	109,619
Total liabilities	306,143	265,753	158,070
Net assets	207,375,350	180,779,483	115,464,264
Net assets
Paid-in capital	76,978,282	76,978,282	76,978,282
Redemptions	(54,057,318)	(54,057,318)
Accumulated net investment loss	(5,979,605)	(4,939,041)	(3,352,516)
Accumulated net realized gain on investment in Bitcoin	55,554,031	54,558,562	1,951,467
Accumulated net change in unrealized appreciation on investment in Bitcoin	$ 134,879,960	$ 108,238,998	$ 39,887,031
Units issued, no par value (unlimited Units authorized)	5,940,536	5,940,536	8,340,536
Units outstanding, no par value (unlimited Units authorized)	5,940,536	5,940,536	8,340,536
Net asset value per Unit	$ 34.91	$ 30.43	$ 13.84